Revenue (Deferred Commission Cost Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	$ 59
Additions to deferred commission cost assets	160	$ 138
Amortization recognized on deferred commission cost assets	(157)	(141)
Ending balance	66	59
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance	66	59
Costs to obtain contracts with customers [member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	92	98
Additions to deferred commission cost assets	93	75
Amortization recognized on deferred commission cost assets	(82)	(81)
Ending balance	103	92
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Current	66	59
Long-term	37	33
Balance	$ 103	$ 92